Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value$0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	14.66
Maximum Aggregate Offering Price	$ 14,660,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,025
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statements also covers additional shares of common stock which may become issuable by reason of any stock split, stock dividend, or other similar transaction.
(2)Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457 (c) and (h) under the Securities Act. The proposed maximum offering price per unit, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of the Registrant’s common stock on the New York Stock Exchange on June 8, 2026.
(3)Represents the number of shares of common stock, par value $0.01 per share, of the Registrant issuable under the Registrant’s 2026 Incentive Plan (the "Plan"). Shares of common stock issuable under the Plan include, among other things, awards of restricted stock and shares of common stock issuable pursuant to stock options and restricted stock units under the Plan.